Condensed consolidated cash flow statement - USD ($) $ in Millions	3 Months Ended									9 Months Ended				12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023		Mar. 31, 2023		Dec. 31, 2022		Sep. 30, 2022		Sep. 30, 2023		Sep. 30, 2022		Dec. 31, 2022
Cash flow from operating activities
Net profit for the year	$ 124.3	$ 185.4		$ 153.6		$ 228.5		$ 217.1		$ 463.4		$ 334.1		$ 562.6
Reversals:
Profit from sale of vessels	(7.0)	(3.5)				(0.2)		(9.2)		(10.5)		(10.0)		(10.2)
Depreciation and amortization	38.2	37.0		35.0		35.5		33.8		110.3		103.5		139.0
Impairment losses on tangible assets								(0.2)				2.6		2.6
Share of profit/(loss) from joint ventures								(0.3)				(0.2)		(0.2)
Financial income	(4.2)	(2.6)		(4.1)		(2.6)		(1.2)		(10.8)		(1.5)		(4.1)
Financial expenses	16.5	18.0		12.5		12.4		12.5		46.9		36.4		48.8
Tax	3.4	(1.0)		1.5		(6.8)		0.2		3.8		0.9		(5.9)
Other non-cash movements	15.3	(30.7)		18.3		(5.2)		(4.3)		2.6		1.7		(3.5)
Interest received and realized exchange gains	4.0	2.6		4.2		2.6		1.3		10.8		1.4		4.0
Interest paid and realized exchange losses	(17.7)	(19.2)		(13.2)		(11.4)		(12.1)		(50.0)		(38.2)		(49.6)
Income taxes paid	(0.1)	(0.1)		(1.4)		(0.3)		(0.1)		(1.6)		(0.4)		(0.7)
Change in inventories, receivables and payables, etc.	30.2	6.7		8.3		(4.9)		(72.2)		45.2		(176.0)		(180.9)
Net cash flow from operating activities	202.9	192.6		214.7		247.6		165.3		610.1		254.3		501.9
Cash flow from investing activities
Investment in tangible fixed assets	(23.9)	(118.5)		(215.1)		(12.6)		(47.1)		(357.5)	[1]	(106.7)	[1]	(119.3)	[1]
Investment in intangible fixed assets		(0.2)				(0.6)				(0.2)				(0.6)
Acquisition of subsidiaries, net of cash acquired						0.1		1.0				1.0		1.1
Sale of tangible fixed assets	18.3	16.0				0.2		63.5		34.3		106.4		106.6
Change in restricted cash	(0.5)	(0.1)		(26.5)		11.1		9.9		(27.1)		12.4		23.5
Net cash flow from investing activities	(6.1)	(102.8)		(241.6)		(1.8)		27.3		(350.5)		13.1		11.3
Cash flow from financing activities
Proceeds, borrowings	126.4	327.5		112.0				38.1		565.9		96.3		96.3
Repayment, borrowings	(195.2)	(223.0)		(30.3)		(31.2)		(94.0)		(448.5)		(243.9)		(275.1)
Dividend paid	(126.6)	(336.6)				(119.4)		(47.3)		(463.2)		(47.3)		(166.7)
Capital increase		0.6	[2]	5.6	[2]	1.3	[2]	1.3	[2]	6.2	[1]	6.7	[1]	8.0	[1]
Transaction costs share issue	(0.2)							(0.0)		(0.2)
Net cash flow from financing activities	(195.6)	(231.5)		87.3		(149.3)		(101.9)		(339.8)		(188.2)		(337.5)
Net cash flow from operating, investing and financing activities	1.2	(141.7)		60.4		96.5		90.7		(80.2)		79.2		175.7
Cash and cash equivalents beginning balance	239.1	380.9		320.5		224.0		133.3		320.5		144.8		144.8
Cash and cash equivalents ending balance	240.3	239.1		380.9		320.5		224.0		240.3		224.0		320.5
Restricted cash equivalents ending balance	30.4	29.9		29.8		3.3		14.5		30.4		14.5		3.3
Cash and cash equivalents including restricted cash ending balance	$ 270.7	$ 269.0		$ 410.7		$ 323.8		$ 238.5		$ 270.7		$ 238.5		$ 323.8

[1]	During the year, share capital was increased by USD 54.7m in total including an USD 48.5m non-cash share issue in relation to purchase of three vessels.
[2]	During the year, share capital was increased by USD 54.7m including a USD 48.5m non-cash share issue in relation to purchase of three vessels.